UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:         | |; Amendment Number:

This Amendment (Check only one): | | is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Keane Capital Management Inc.

Address:    3440 Toringdon Way
            Suite 308
            Charlotte, North Carolina 28277

13F File Number: 028-10739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ted Slack
Title:      Controller & Chief Compliance Officer
Phone:      (704) 973-4022

Signature, Place and Date of Signing:


/s/Ted Slack                 Charlotte, North Carolina      February 14, 2013
-----------------------     ---------------------------   ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         52

Form 13F Information Table Value Total:   $103,129
                                         (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                   Keane Capital Management Inc.
                                                          December 31, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE   SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000) PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      ------- -------   --- ----   ----------  -----    ----      ------ ----
AIR TRANSPORT SERVICES GRP I  COM              00922R105  2,412      601,595 SH         SOLE                   601,595
ALLIANCE FIBER OPTIC PRODS I  COM NEW          018680306  1,799      149,694 SH         SOLE                   149,694
ALLIANCE ONE INTL INC         COM              018772103  4,129    1,134,369 SH         SOLE                 1,134,369
AMERICAN AXLE & MFG HLDGS IN  COM              024061103  2,347      209,518 SH         SOLE                   209,518
AMERICAN EQTY INVT LIFE HLD   COM              025676206  3,643      298,379 SH         SOLE                   298,379
ASIA ENTN & RESOURCES LTD     SHS              G0539K108  1,104      360,874 SH         SOLE                   360,874
CASELLA WASTE SYS INC         CL A             147448104  2,994      683,545 SH         SOLE                   683,545
CENVEO INC                    COM              15670S105  2,694      997,881 SH         SOLE                   997,881
CHINA XD PLASTICS CO LTD      COM              16948F107  1,030      269,729 SH         SOLE                   269,729
DATALINK CORP                 COM              237934104  1,688      197,412 SH         SOLE                   197,412
DELTA APPAREL INC             COM              247368103  1,931      138,147 SH         SOLE                   138,147
DFC GLOBAL CORP               COM              23324T107  2,562      138,332 SH         SOLE                   138,332
DIGITALGLOBE INC              COM NEW          25389M877  2,433       99,549 SH         SOLE                    99,549
ELECTRONICS FOR IMAGING INC   COM              286082102  1,735       91,360 SH         SOLE                    91,360
GREAT LAKES DREDGE & DOCK CO  COM              390607109  2,181      244,246 SH         SOLE                   244,246
GREENBRIER COS INC            COM              393657101  1,132       70,000 SH         SOLE                    70,000
IMPERIAL HLDGS INC            COM              452834104  2,153      483,889 SH         SOLE                   483,889
ISLE OF CAPRI CASINOS INC     COM              464592104    131       23,418 SH         SOLE                    23,418
ITRON INC                     COM              465741106    446       10,000     CALL   SOLE                    10,000
KEYNOTE SYS INC               COM              493308100    541       38,422 SH         SOLE                    38,422
KRATOS DEFENSE & SEC SOLUTIO  COM NEW          50077B207  1,550      308,057 SH         SOLE                   308,057
K-SWISS INC                   CL A             482686102  2,273      676,612 SH         SOLE                   676,612
KVH INDS INC                  COM              482738101  2,071      148,150 SH         SOLE                   148,150
LIBBEY INC                    COM              529898108  2,122      109,658 SH         SOLE                   109,658
LIHUA INTL INC                COM              532352101    862      196,453 SH         SOLE                   196,453
LIONBRIDGE TECHNOLOGIES INC   COM              536252109  2,575      640,466 SH         SOLE                   640,466
LO-JACK CORP                  COM              539451104  3,717    1,332,192 SH         SOLE                 1,332,192
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT   55608B105  1,093       24,000 SH         SOLE                    24,000
MEADOWBROOK INS GROUP INC     COM              58319P108  1,124      194,500 SH         SOLE                   194,500
MERITOR INC                   COM              59001K100  2,100      443,948 SH         SOLE                   443,948
NATURAL GAS SERVICES GROUP    COM              63886Q109  1,205       73,375 SH         SOLE                    73,375
NQ MOBILE INC                 ADR REPSTG CL A  64118U108  2,267      375,315 SH         SOLE                   375,315
ORBCOMM INC                   COM              68555P100  1,903      485,376 SH         SOLE                   485,376
PIKE ELEC CORP                COM              721283109    786       82,261 SH         SOLE                    82,261
PILGRIMS PRIDE CORP NEW       COM              72147K108  1,874      258,900 SH         SOLE                   258,900
PRGX GLOBAL INC               COM NEW          69357C503  3,242      502,561 SH         SOLE                   502,561
PROVIDENCE SVC CORP           COM              743815102  3,421      201,351 SH         SOLE                   201,351
QUATERRA RES INC              COM              747952109    436    1,285,085 SH         SOLE                 1,285,085
RADIAN GROUP INC              COM              750236101  2,475      405,000 SH         SOLE                   405,000
REGAL ENTMT GROUP             CL A             758766109  1,877      134,521 SH         SOLE                   134,521
RICKS CABARET INTL INC        COM NEW          765641303  1,673      208,116 SH         SOLE                   208,116
SHFL ENTMT INC                COM              78423R105  1,486      102,504 SH         SOLE                   102,504
SILICON GRAPHICS INTL CORP    COM              82706L108  2,859      279,430 SH         SOLE                   279,430
SILICON IMAGE INC             COM              82705T102  3,214      647,994 SH         SOLE                   647,994
SIX FLAGS ENTMT CORP NEW      COM              83001A102    796       13,000 SH         SOLE                    13,000
SONIC AUTOMOTIVE INC          CL A             83545G102  1,307       62,580 SH         SOLE                    62,580
SUPPORT COM INC               COM              86858W101  2,715      651,000 SH         SOLE                   651,000
TRINITY BIOTECH PLC           SPON ADR NEW     896438306  1,789      124,067 SH         SOLE                   124,067
UNIVERSAL ELECTRS INC         COM              913483103  2,968      153,409 SH         SOLE                   153,409
WABASH NATL CORP              COM              929566107  2,413      268,956 SH         SOLE                   268,956
WET SEAL INC                  CL A             961840105  2,377      861,384 SH         SOLE                   861,384
XINYUAN REAL ESTATE CO LTD    SPONS ADR        98417P105  1,474      411,600 SH         SOLE                   411,600

SK 26146 0001 1357825